Shareholder Fees - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO	Apr. 29, 2024 USD ($)
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Extended Market Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none